Summary of Significant Accounting Policies (Tables)	3 Months Ended
Mar. 31, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Revenues Disaggregated by Timing of Revenue Recognition

The Group’s revenues are disaggregated by timing of revenue recognition as follows:

	For the three months ended March 31,
	2025	2026
	(Unaudited)	(Unaudited)
Revenue recognized at a point of time	$91,930	$115,885
Revenue recognized over time	10,665	15,283
Total Revenues	$102,595	$131,168

Schedule of Contract Liabilities	The table below presents the activity of contract liabilities for the three months ended March 31, 2025 and 2026, respectively:
	For the three months ended March 31,
	2025	2026
	(Unaudited)	(Unaudited)
Opening balance	$2,421	$5,730
Advance receive from customers	3,582	5,501
Revenue recognition during the period	(2,469)	(5,127)
Ending balance	$3,534	$6,104

Schedule of Currency Exchange Rates	The following table outlines the currency exchange rates that were used in creating the unaudited condensed consolidated financial statements:
	As of December 31,	As of March 31,
	2025	2026
Balance sheet items, except for equity accounts	6.9931	6.8980

	For the three months ended March 31,
	2025	2026
Items in the statements of operations and comprehensive loss, and statements of cash flows	7.2728	6.9218